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                      SALOMON BROTHERS INVESTMENT SERIES

                     SUPPLEMENT DATED JUNE 26, 2003 TO THE
                        PROSPECTUS DATED APRIL 30, 2003

   The following information replaces and supersedes, as applicable, the information set forth in the section entitled "Buying Shares and Exchanging Shares -- Buying shares by wire" in the Prospectus for Salomon Brothers Investment Series. Effective Monday, July 7, 2003 the following banking information will be required to effect purchases by wire:

                           PNC Bank
                           Pittsburgh, PA
                           ABA No: 031000053
                           Account Number: 8606905097
                           Attn: [Name of Fund]
                           Class of Shares:
                           Name of Account:
                           Account Number (as assigned):

FD 02790